Initial Public Offering	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Initial Public Offering

Note 4 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 4,000,000 Public Units at $10.00 per Public Unit and the underwriters partially exercised the over-allotment option and purchased 488,986 Option Units generating gross proceeds of $44,889,860. Each Unit had an offering price of $10.00 and consists of one share of the Company’s Class A ordinary share and one-half of one redeemable warrant to purchase one Class A ordinary share. The Company will not issue fractional shares. As a result, the warrants must be exercised in multiples of one whole warrant. Each whole warrant entitles the holder thereof to purchase one share of the Company’s Class A ordinary share at a price of $11.50 per share, and only whole warrants are exercisable. The warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Initial Public Offering, and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation (See Note 9).

All of the 4,488,986 public shares sold as part of the Public Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such public shares if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity.

The Company’s redeemable ordinary shares is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital).

As of March 31, 2022 and December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table.

	As of March 31, 2022	As of December 31, 2021
Gross proceeds	$44,889,860	$44,889,860
Less:
Proceeds allocated to public warrants	(1,265,118)	(1,265,118)
Offering costs of public shares	(3,309,341)	(3,309,341)
Plus:
Accretion of carrying value to redemption value	4,574,459	4,574,459
Ordinary shares subject to possible redemption	$44,889,860	$44,889,860

Note 4 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 4,000,000 Public Units at $10.00 per Public Unit and the underwriters partially exercised the over-allotment option and purchased 488,986 Option Units generating gross proceeds of $44,889,860. Each Unit had an offering price of $10.00 and consists of one share of the Company’s Class A ordinary share and one-half of one redeemable warrant to purchase one Class A ordinary share. The Company will not issue fractional shares. As a result, the warrants must be exercised in multiples of one whole warrant.

Each whole warrant entitles the holder thereof to purchase one share of the Company’s Class A ordinary share at a price of $11.50 per share, and only whole warrants are exercisable. The warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Initial Public Offering, and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation (See Note 9).

All of the 4,488,986 public shares sold as part of the Public Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such public shares if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity.

The Company’s redeemable ordinary shares is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital).

As of December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table.

As of December 31, 2021
Gross proceeds	$44,889,860
Less:
Proceeds allocated to public warrants	(1,265,118)
Offering costs of public shares	(3,309,341)
Plus:
Accretion of carrying value to redemption value	4,574,459
Ordinary shares subject to possible redemption	$44,889,860